SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands			1 Months Ended
	Mar. 24, 2016 USD ($)	Mar. 17, 2016 USD ($) director $ / shares shares	Jun. 30, 2013 shares
Ordinary Shares
Subsequent Event [Line Items]
Issuance of ordinary shares (in share)			16,984,736
Subsequent events | Subsidiary of Zall Development
Subsequent Event [Line Items]
Equity interest		30.00%
Cash consideration | $		$ 76,500
Exercise price of warrant per ordinary share | $ / shares		$ 2.75
Warrant exercisable period after the closing, start		6 months
Warrant exercisable period after the closing, end		24 months
Number of the Group's board of directors, out of five, could be appointed by Zall Development | director		2
Number of Group's board of directors | director		5
Cash consideration received | $	$ 76,500
Subsequent events | Subsidiary of Zall Development | Ordinary Shares
Subsequent Event [Line Items]
Issuance of ordinary shares (in share)		42,500,000
Issuance of ordinary shares (in ADS)		21,250,000
Maximum number of ordinary shares into which the warrant maybe converted		7,455,000
Maximum number of ordinary shares (in ADS) into which the warrant maybe converted		3,737,500